Common Stock (Details Narrative) - USD ($)										3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2020	Oct. 19, 2020	Jul. 23, 2020	Mar. 25, 2019	Feb. 14, 2019	Mar. 02, 2018	Feb. 16, 2018	Jun. 07, 2004	Jun. 15, 1998	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2020	Mar. 30, 2006
Debt instrument converted shares			1,785,000
Convertible note payable			$ 16,900
Conversion price per share			$ 0.01								$ 0.01
Legal fees			$ 950
Convertible notes payable common shares value			$ 17,850
Number of shares issued								5,907,000	5,375,000
Share issued price per share								$ 0.00008	$ 0.00008							$ 2.50
Gross proceed from issuance of common stock								$ 472	$ 430				$ 50,000
Number of warrants or rights outstanding
Private Placement [Member]
Number of shares issued				600,000	400,000	150,000	150,000
Share issued price per share				$ 0.05	$ 0.05	$ 0.10	$ 0.10
Gross proceed from issuance of common stock				$ 30,000	$ 20,000	$ 15,000	$ 15,000
Common Stock [Member]
Number of shares issued										300,000			300,000
Subsequent Event [Member]
Convertible note payable															$ 160,000
Conversion price per share															$ 0.05
Subsequent Event [Member] | Common Stock [Member]
Debt instrument converted shares	1,900,000	1,730,000
Convertible note payable	$ 9,500	$ 17,300
Conversion price per share	$ 0.005	$ 0.01